UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2018

Michael W. Stockton

International Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

International Growth and Income FundSM

Investment portfolio

September 30, 2018

unaudited

Common stocks 95.02% Financials 17.20%	Shares	Value (000)
Prudential PLC	11,327,772	$259,784
AIA Group Ltd.	28,223,600	252,011
DBS Group Holdings Ltd	11,422,700	218,001
HDFC Bank Ltd.	3,422,860	94,722
HDFC Bank Ltd. (ADR)	641,307	60,347
Société Générale	3,522,400	151,196
Toronto-Dominion Bank (CAD denominated)	1,887,000	114,668
AXA SA	3,555,300	95,561
Euronext NV	1,353,835	89,046
ABN AMRO Group NV, depository receipts	2,965,000	80,727
Aviva PLC	11,980,000	76,434
Ping An Insurance (Group) Co. of China, Ltd., Class H	6,770,000	68,752
Credit Suisse Group AG	4,250,041	63,876
Svenska Handelsbanken AB, Class A	5,020,827	63,414
Sberbank of Russia PJSC (ADR)	4,805,000	60,927
Banco Santander, SA	11,595,101	58,367
B3 SA - Brasil, Bolsa, Balcao	9,880,000	57,246
Bank of China Ltd., Class H	128,619,000	57,176
AIB Group PLC	11,030,784	56,857
Credicorp Ltd.	196,500	43,835
Deutsche Boerse AG	310,500	41,602
HSBC Holdings PLC (GBP denominated)	4,554,000	39,757
Bank Central Asia Tbk PT	24,450,800	39,626
London Stock Exchange Group PLC	661,000	39,511
Moscow Exchange MICEX-RTS PJSC	26,215,000	38,895
FinecoBank SpA	2,900,000	38,772
ORIX Corp.	2,200,000	35,666
Intercontinental Exchange, Inc.	470,000	35,198
Bank Leumi le-Israel BM	4,928,409	32,505
Unione di Banche Italiane SpA	7,914,000	31,756
Kotak Mahindra Bank Ltd.	1,990,000	31,339
Bankia, SA	6,947,000	27,238
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	46,000	24,991
Shriram Transport Finance Co. Ltd.	1,200,000	19,053
Macquarie Group Ltd.	186,417	16,984
Piraeus Bank SA1	12,077	26
		2,515,866
Information technology 13.33%
Taiwan Semiconductor Manufacturing Co., Ltd.	59,853,506	514,576
Nintendo Co., Ltd.	518,800	189,310
Samsung Electronics Co., Ltd., nonvoting preferred	3,585,000	122,328
Samsung Electronics Co., Ltd.	1,455,000	60,928
ASML Holding NV	844,500	157,764
Vanguard International Semiconductor Corp.	61,775,000	137,579
Murata Manufacturing Co., Ltd.	702,000	107,907
Broadcom Inc.	433,300	106,908

International Growth and Income Fund — Page 1 of 8

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
AAC Technologies Holdings Inc.	8,966,500	$93,120
Telefonaktiebolaget LM Ericsson, Class B	10,127,796	89,889
Alibaba Group Holding Ltd. (ADR)1	469,500	77,355
Amadeus IT Group SA, Class A, non-registered shares	557,500	51,796
Delta Electronics, Inc.	11,655,000	50,005
Temenos AG	307,000	49,801
ASM Pacific Technology Ltd.	3,757,100	38,251
PagSeguro Digital Ltd., Class A1	1,340,973	37,105
Largan Precision Co., Ltd.	217,000	25,834
Tencent Holdings Ltd.	517,000	21,345
Nexon Co., Ltd.1	1,380,000	18,036
		1,949,837
Consumer discretionary 11.88%
Wynn Macau, Ltd.	83,676,000	192,399
Sony Corp.	2,540,000	155,726
MGM China Holdings, Ltd.	62,052,000	98,289
Nitori Holdings Co., Ltd.	639,800	91,758
HUGO BOSS AG	1,131,298	87,111
Naspers Ltd., Class N	372,000	80,276
Sands China Ltd.	17,533,200	79,398
Carnival Corp., units	1,220,000	77,799
Prada SpA	16,063,700	76,950
InterContinental Hotels Group PLC	1,135,400	70,738
Restaurant Brands International Inc.	767,000	45,468
Restaurant Brands International Inc. (CAD denominated)	379,362	22,462
adidas AG	266,500	65,257
Axel Springer SE	926,501	62,338
GVC Holdings PLC	4,290,000	51,359
Cie. Financière Richemont SA, Class A	601,500	49,032
Accor SA	940,000	48,261
Hyundai Motor Co., Series 2	604,937	46,192
Nokian Renkaat Oyj	840,000	34,418
OPAP SA	3,042,048	31,929
Sodexo SA	282,000	29,906
LVMH Moët Hennessy-Louis Vuitton SE	83,500	29,530
Las Vegas Sands Corp.	485,000	28,775
Bayerische Motoren Werke AG	310,000	27,970
Carnival PLC	435,000	27,011
Hyundai Mobis Co., Ltd.	130,700	26,865
Lojas Americanas SA, preferred nominative	5,980,000	23,499
Kingfisher PLC	6,915,000	23,254
Peugeot SA	791,000	21,334
Maruti Suzuki India Ltd.	180,000	18,246
Tata Motors Ltd.1	4,450,000	13,732
		1,737,282
Industrials 8.57%
Airbus SE, non-registered shares	2,297,900	288,622
BAE Systems PLC	15,013,000	123,239
Meggitt PLC	13,457,067	99,346
Ryanair Holdings PLC (ADR)1	961,129	92,307
Alliance Global Group, Inc.1	350,520,000	80,964
International Consolidated Airlines Group, SA (CDI)	9,003,000	77,471
Edenred SA	1,530,000	58,319

International Growth and Income Fund — Page 2 of 8

unaudited

Common stocks Industrials (continued)	Shares	Value (000)
Flughafen Zürich AG	269,500	$54,482
MTU Aero Engines AG	221,000	49,805
ACS, Actividades de Construcción y Servicios, SA	1,092,307	46,518
Aalberts Industries NV, non-registered shares	980,000	41,736
CCR SA, ordinary nominative	19,252,700	40,331
ASSA ABLOY AB, Class B	1,963,000	39,459
Rheinmetall AG	308,200	32,227
Grupo Aeroportuario del Pacífico SAB de CV	2,572,000	28,117
KONE Oyj, Class B	488,000	26,075
DCC PLC	258,000	23,422
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares	801,500	20,584
Geberit AG	34,500	16,002
Kühne + Nagel International AG	86,800	13,753
		1,252,779
Energy 8.43%
Royal Dutch Shell PLC, Class B	10,162,615	356,184
Royal Dutch Shell PLC, Class B (ADR)	180,000	12,767
Royal Dutch Shell PLC, Class A (GBP denominated)	119,990	4,123
TOTAL SA	2,768,319	179,479
LUKOIL Oil Co. PJSC (ADR)	1,305,000	100,093
Enbridge Inc. (CAD denominated)	2,965,388	95,690
Enbridge Inc. (CAD denominated)2	133,054	4,293
Schlumberger Ltd.	1,338,000	81,511
INPEX CORP.	5,780,000	72,085
Reliance Industries Ltd.	3,565,000	61,865
Gazprom PJSC (ADR)	10,630,000	53,150
BP PLC	6,345,000	48,736
Inter Pipeline Ltd.	2,760,000	47,864
Keyera Corp.	1,150,000	30,814
Coal India Ltd.	7,810,000	28,685
Galp Energia, SGPS, SA, Class B	1,335,000	26,490
Canadian Natural Resources, Ltd.	745,000	24,332
Peyto Exploration & Development Corp.	541,000	4,662
		1,232,823
Materials 7.54%
Vale SA, ordinary nominative	9,648,537	142,916
Vale SA, ordinary nominative (ADR)	4,090,000	60,696
Glencore PLC	28,271,856	122,230
Koninklijke DSM NV	1,130,000	119,706
Rio Tinto PLC	2,205,000	111,511
Akzo Nobel NV	1,156,000	108,099
Air Liquide SA3	485,222	63,829
Air Liquide SA, bonus shares3	221,127	29,089
Air Liquide SA, non-registered shares	55,300	7,275
Nutrien Ltd. (CAD denominated)	1,522,640	87,917
Asahi Kasei Corp.	4,700,000	71,274
Anhui Conch Cement Co. Ltd., Class H	8,117,000	48,992
Boliden AB	1,536,000	42,844
Boral Ltd.	7,150,784	35,717
Klabin SA, units	4,204,000	20,705

International Growth and Income Fund — Page 3 of 8

unaudited

Common stocks Materials (continued)	Shares	Value (000)
LafargeHolcim Ltd.	346,300	$17,096
Croda International PLC	183,448	12,438
		1,102,334
Health care 6.96%
AstraZeneca PLC	4,220,900	328,056
Sanofi	1,909,200	169,709
Novartis AG	1,292,600	111,163
Bayer AG	758,954	67,419
Novo Nordisk A/S, Class B	1,429,475	67,302
Hypera SA, ordinary nominative	7,883,100	55,670
Koninklijke Philips NV	960,000	43,732
Fisher & Paykel Healthcare Corp. Ltd.	4,336,000	43,255
HOYA Corp.	657,000	39,031
GlaxoSmithKline PLC	1,388,000	27,803
Roche Holding AG, nonvoting, non-registered shares	102,000	24,710
Shionogi & Co., Ltd.	328,600	21,471
ORPEA Group, non-registered shares	138,000	17,849
		1,017,170
Consumer staples 6.79%
Nestlé SA	2,852,450	237,811
British American Tobacco PLC	4,200,000	196,225
Kao Corp.	1,438,750	116,169
Associated British Foods PLC	2,186,100	65,250
Carlsberg A/S, Class B	526,226	63,119
Coca-Cola European Partners PLC	1,210,000	55,019
Anheuser-Busch InBev SA/NV	613,000	53,536
Philip Morris International Inc.	580,000	47,293
Shoprite Holdings Ltd.	2,752,864	37,308
Imperial Brands PLC	1,065,000	37,077
Pernod Ricard SA	186,900	30,662
Ambev SA	5,255,000	23,864
Meiji Holdings Co., Ltd.	241,500	16,218
Marine Harvest ASA	556,000	12,881
		992,432
Utilities 3.72%
Enel SpA	27,497,196	140,856
Ørsted AS	1,293,630	87,875
SSE PLC	3,756,526	56,111
Rubis SCA	1,003,985	54,344
NTPC Ltd.	21,500,000	49,486
Brookfield Infrastructure Partners LP	1,130,000	45,116
Guangdong Investment Ltd.	21,478,000	38,136
Iberdrola, SA, non-registered shares	3,210,000	23,622
EDP - Energias de Portugal, SA	6,064,600	22,377
CK Infrastructure Holdings Ltd.	1,797,000	14,232
Power Assets Holdings Ltd.	1,684,000	11,724
		543,879
Telecommunication services 3.39%
SoftBank Group Corp.	1,136,710	114,752
Vodafone Group PLC	35,169,600	75,407
BT Group PLC	25,030,000	73,502

International Growth and Income Fund — Page 4 of 8

unaudited

Common stocks Telecommunication services (continued)	Shares	Value (000)
Spark New Zealand Ltd.	23,765,000	$63,798
Koninklijke KPN NV	23,454,305	61,870
SK Telecom Co., Ltd.	175,700	44,667
China Tower Corp. Ltd., Class H1	191,000,000	27,814
KT Corp. (ADR)	1,262,200	18,744
Advanced Info Service PCL, foreign registered	1,370,000	8,515
Intouch Holdings PCL, foreign registered	4,155,000	6,938
		496,007
Real estate 2.37%
Link Real Estate Investment Trust REIT	13,450,152	132,382
CK Asset Holdings Ltd.	10,741,744	80,615
Brookfield Property Partners LP	2,841,600	59,361
Longfor Group Holdings Ltd.	14,541,000	37,521
Vonovia SE	759,098	37,087
		346,966
Miscellaneous 4.84%
Other common stocks in initial period of acquisition		708,429
Total common stocks (cost: $11,965,390,000)		13,895,804
Convertible bonds 0.15% Financials 0.15%	Principal amount (000)
Banco Bilbao Vizcaya Argentaria, SA, contingent convertible bonds, 7.00% (undated) (EUR Annual (vs. 6M EURIBOR) 5Y + 6.155% on 2/19/2019)4	€ 17,800	21,085
Total convertible bonds (cost: $19,703,000)		21,085
Bonds, notes & other debt instruments 0.03% U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 1.125% 2019	$5,000	4,975
Total bonds, notes & other debt instruments (cost: $4,976,000)		4,975
Short-term securities 4.34%
Apple Inc. 2.12% due 10/10/20182	50,000	49,964
CRC Funding, LLC 2.13% due 11/7/20182	45,000	44,889
DBS Bank Ltd. 2.23% due 11/2/20182	41,300	41,211
Fairway Finance Corp. 2.08% due 10/16/20182	20,000	19,978
Federal Home Loan Bank 2.07% due 11/2/2018	56,900	56,793
Freddie Mac 1.98% due 11/2/2018	50,000	49,906
John Deere Financial Ltd. 2.03% due 10/2/20182	40,000	39,991
Nordea Bank AB 2.22% due 12/11/20182	44,200	43,995
Québec (Province of) 2.09% due 10/24/20182	100,000	99,844
Sumitomo Mitsui Banking Corp. 2.16% due 11/9/20182	45,700	45,581
Swedbank AB 2.23% due 10/9/2018	50,000	49,967

International Growth and Income Fund — Page 5 of 8

unaudited

Short-term securities	Principal amount (000)	Value (000)
Total Capital Canada Ltd. 2.14% due 11/1/20182	$43,200	$43,109
Toyota Motor Credit Corp. 2.22% due 10/5/2018	50,000	49,979
Total short-term securities (cost: $635,332,000)		635,207
Total investment securities 99.54% (cost: $12,625,401,000)		14,557,071
Other assets less liabilities 0.46%		66,745
Net assets 100.00%		$14,623,816

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $432,855,000, which represented 2.96% of the net assets of the fund.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $111,169,000, which represented .76% of the net assets of the fund.
4	Step bond; coupon rate may change at a later date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

International Growth and Income Fund — Page 6 of 8

unaudited

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2018 (dollars in thousands):

International Growth and Income Fund — Page 7 of 8

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$2,515,866	$—	$—	$2,515,866
Information technology	1,949,837	—	—	1,949,837
Consumer discretionary	1,737,282	—	—	1,737,282
Industrials	1,252,779	—	—	1,252,779
Energy	1,232,823	—	—	1,232,823
Materials	1,009,416	92,918	—	1,102,334
Health care	1,017,170	—	—	1,017,170
Consumer staples	992,432	—	—	992,432
Utilities	543,879	—	—	543,879
Telecommunication services	496,007	—	—	496,007
Real estate	346,966	—	—	346,966
Miscellaneous	690,178	—	18,251	708,429
Convertible bonds	—	21,085	—	21,085
Bonds, notes & other debt instruments	—	4,975	—	4,975
Short-term securities	—	635,207	—	635,207
Total	$13,784,635	$754,185	$18,251	$14,557,071

Key to abbreviations and symbols
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR/€ = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

© 2018 Capital Group. All rights reserved.

MFGEFPX-034-118O-S66135	International Growth and Income Fund — Page 8 of 8

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: November 28, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: November 28, 2018